Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Basis of Presentation

(a)   Basis of Presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

(b)   Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries for which the Company or its subsidiary is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors (the “Board”), or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, exercises effective control over the activities that most impact the economic performance, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All intercompany transactions and balances among the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

Liquidity

(c)   Liquidity

The Group experienced net loss of RMB87,417 and RMB565,732 for the years ended December 31, 2020 and 2021, respectively, and negative cash flows from operating activities of approximately RMB244,322, RMB901,888 and RMB381,461 for the years ended December 31, 2019, 2020 and 2021, respectively. The major source of liquidity to support the Group’s operating cash outflow is from cash flow providing by financing activities, which were cash inflow of RMB54,354 and RMB705,483 for the years ended December 31, 2019 and 2020, respectively, and RMB158,410 cash outflow for the year ended December 31, 2021. As of December 31, 2021, the Group had cash position of RMB170,916, working capital of RMB2,792,897, and accumulated deficit of RMB1,772,189. On August 8, 2021, the Company’s US$175,000 convertible note matured without any redemption, repurchase or conversion. These adverse conditions indicate that there is substantial doubt about the Company’s ability to continue as a going concern.

On March 4, 2022, the Company and Great World entered into a refinancing agreement. Pursuant to the refinancing agreement, the Company and Great World have agreed to refinance the convertible note. On April 19, 2022, the Company issued the New Note to Great World to replace the convertible note (see Note 13).

Based on cash flows projection from operating and financing activities and existing balance of cash and cash equivalents, and the refinancing arrangement for the convertible note, management is of the opinion that the Group has sufficient funds for sustainable operations and it will be able to meet its payment obligations from operations and debt related commitments for the next twelve months from the issuance of the consolidated financial statements. If the Group encounter unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, initiating additional public offerings, curtailing the Group’s business development activities, suspending the pursuit of its business plan, obtaining credit facilities, controlling overhead expenses and seeking to further dispose of non-core assets. Management cannot provide any assurance that the Group will raise additional capital if needed.

Based on the above considerations, the accompanying financial statements have been prepared in accordance with U.S. GAAP, on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of asset and amounts and classification of liabilities that may be necessary should the Group be unable to continue as a going concern.

Use of Estimates

(d)   Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the standalone selling prices of performance obligations of revenue contracts, sales returns, the allowance for credit losses of accounts receivable and prepayment and other current assets, fair values of put option, fair value of observable transaction for equity investment without readily determinable fair value, noncontrolling interests with respect to business combinations, share-based compensation, convertible note and warrant, useful life of long-lived assets, recoverability of the carrying value of goodwill, purchase price allocations, inventory write-downs for excess and obsolete inventories, realization of deferred tax assets, and forfeiture rates for share options granted. Actual results may differ materially from those estimates.

Foreign Currency

(e)   Foreign Currency

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and its subsidiaries incorporated in United States of America is the United States dollars (“US$”). The functional currencies of the Company’s subsidiaries incorporated in Hong Kong Special Administrative Region (“HK” or “Hong Kong”), Italy, Japan and Malaysia are the Hong Kong dollars, the Euro dollars, the Japanese Yen and the Ringgit Malaysia, respectively. The functional currency of the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries is the RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulting exchange differences are recorded as foreign currency exchange gains (losses) in the consolidated statements of comprehensive income (loss).

The financial statements of the non-PRC Group’s entities are translated from the functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current periods are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period.

The resulting foreign currency translation adjustments are recorded as a component of other comprehensive income or loss in the consolidated statements of comprehensive income (loss), and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income (loss) in the consolidated statements of shareholders’ equity.

Convenience Translation

(f)   Convenience Translation

Translations of the consolidated financial statements from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.3726, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2021, or at any other rate.

The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

Fair Value

(g)    Fair Value

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Short-term financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, investment securities, put option (included in prepayments and other current assets), accounts receivable, net, amounts due from related parties, Short-term borrowings and current portion of long-term borrowings, accounts payable, contingent considerations (included in accrued expenses and other current liabilities), and amounts due to related parties.

The Group measures investment securities and contingent considerations at fair value on a recurring basis. Investment securities were measured at fair value using observable inputs.Contingent considerations were measured at fair value using unobservable inputs. As of December 31, 2020 and 2021, the carrying amounts of other financial instruments approximated to their fair values due to the short-term maturity of these instruments.

Long-term financial asset of the Group is restricted cash recognized in non-current assets. As of December 31, 2020 and 2021, the carrying values of restricted cash recognized in non-current assets approximated to their fair values as the interest rates approximate the rates in the market.

Long-term financial liabilities of the Group are long-term loans, convertible note and contingent considerations (included in long-term liabilities). As of December 31, 2020 and 2021, the carrying values of long-term loans approximated to their fair values as the interest rates of the Group’s long-term loans approximate the rates currently offered by the banks for similar loans. The convertible note was initially recognized based on the relative fair value of the convertible note and warrant and subsequently measured at amortized cost using effective interest rate. The estimated fair values of the convertible note based on a market approach were approximately US$199,604 (equivalent to RMB1,302,416) and nil as of December 31,2020 and 2021, respectively, and represents a Level 3 valuation in accordance with ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). When determining the estimated fair value of the convertible note, the Company used a commonly accepted valuation methodology and market-based risk measurements that are indirectly observable, such as credit risk. The fair value of the bifurcated derivative from convertible note was nil as of December 31, 2020 and 2021.

Business Combination and Non-redeemable Non-controlling Interests

(h)    Business Combination and Non-redeemable Non-controlling Interests

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded as gain or loss on the consolidated statements of operations and comprehensive loss.

For the Company’s majority-owned subsidiaries and consolidated VIEs, non-redeemable non-controlling interests are recognized to reflect the portion of the equity which is not attributable, directly or indirectly, to the Group as the controlling shareholder. Non-redeemable non-controlling interests acquired through a business combination are recognized at fair value at the acquisition date, which is estimated with reference to the purchase price per share as of the acquisition date.

Investments

(i)    Investments

The Group’s investments consist of investment securities and investments in equity investees.

Investment securities

The Company’s investment securities represent equity securities traded publicly in the open market, which are measured at fair value with changes recorded in changes in fair value of financial instruments in the consolidated statements of comprehensive income (loss).

Investment in equity investees

Investment in equity investees represents the Group’s investments in privately held companies, which includes equity investments without readily determinable fair value and equity method investments.

Management regularly evaluates the impairment of these investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

2. Summary of Significant Accounting Policies (Continued)

Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323 (“ASC 323”), “Investments-Equity Method and Joint Ventures”. Under the equity method, the Group initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group will discontinue applying the equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. Under the conditions that the Group is not required to advance additional funds to an investee and the equity-method investment in ordinary shares is reduced to zero, if further investments are made that have a higher liquidation preference than ordinary shares, the Group would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. The Group evaluates the equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Group when determining whether an investment has been otherthantemporarilyimpaired, includes, but not limited to, the length of the time and the extent to which the market value has been less than cost, the financial performance and nearterm prospect of the investee, and the Group’s intent and ability to retain the investment until the recovery of its cost. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

According to the above testing, no impairment losses for investments in equity investees were recognized during the years of 2019, and 2020. Impairment loss of RMB26,275 for investments in equity investees were recognized during the year of 2021.

Cash and Cash Equivalents

(j)   Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, cash at bank and time deposits, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Time Deposits	(k) Time Deposits Time deposits represent deposits at banks with original maturities of more than three months but less than one year.
Restricted Cash

(l)   Restricted Cash

Restricted cash primarily represents cash deposited with a bank in conjunction with a borrowing from the bank, restricted in relation to legal proceedings, and deposits for maintain the travel agency license. Restriction on the use of such cash and the interest earned thereon is imposed by the bank and remains effective throughout the term of the bank borrowing or payables. The cash restricted for use longer than one year is classified as non-current assets in the consolidated balance sheets.

Adoption of ASU 2016-13

(m)    Adoption of ASU 2016-13

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2016-13, Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss impairment guidance in legacy GAAP and establishes a single allowance framework for financial assets carried at amortized cost with a methodology that requires consideration of a broader range of information to estimate credit losses. The Group adopted ASU 2016-13 on January 1, 2020, using a modified retrospective transition method. Based on upon Group’s assessment of various factors, including historical experience and the expectation of future economic conditions, upon adoption of the new standard on January 1, 2020, the Company recorded an increase in the opening balance of accumulated losses of RMB7,742.

2. Summary of Significant Accounting Policies (Continued)

The Group maintains an allowance for credit losses for accounts receivable and prepayments and other current assets, which is recorded as an offset to accounts receivable and prepayments and other current assets, and the estimated credit losses charged to the allowance is classified as “General and administrative” in the consolidated statements of comprehensive income (loss). When similar risk characteristics exist, the Group assesses collectability and measure expected credit losses on a collective basis for a pool of assets, whereas if similar risk characteristics do not exist, the Group assesses collectability and measures expected credit losses on an individual asset basis. In determining the amount of the allowance for credit losses, the Group considers historic collection experience, the age of the accounts receivable and contract assets balances, credit quality of the Group’s customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the customer’s ability to pay.

Accounts Receivable

(n)    Accounts Receivable

Accounts receivable mainly represent amounts due from customers and installment payment by end customers with payment period within one year. Accounts receivable are recorded net of an allowance for doubtful accounts, if any.

Prior to January 1, 2020, the Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the payment history, credit-worthiness and the financial condition of the debtor. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes a specific allowance if there is strong evidence indicating that an account receivable is likely to be unrecoverable. Accounts receivable are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers. RMB7,598 allowance for account receivable was provided as of December 31, 2019. RMB9,018 and RMB15,606 provision for credit loss were provided as of December 31, 2020 and 2021, respectively.

Starting from January 1, 2020, accounts receivables are recognized and carried at the original invoiced amount less an allowance for credit losses. An estimate for the allowance for credit losses is discussed above (“Adoption of ASU 2016-13”). The receivable balances are written off when they are deemed uncollectible.

Transfer of financial assets

(o)    Transfer of financial assets

Transfers are accounted for as sale and corresponding transferred accounts receivable are de-recognized in the consolidated balance sheets pursuant to ASC Topic 860, Transfers and Servicing (“ASC 860”), only if they meet all of the three criteria: (i) the transferred financial assets have been isolated from the transferor and its creditor, (ii) each transferee has the rights to pledge or exchange the transferred assets, or the transferor has no continuing involvement with the transferred financial assets, and (iii) the transferor does not maintain effective control over the transferred financial assets or third-party beneficial interests related to those transferred assets. Otherwise, the transfer of the assets will be accounted for as a financing type transaction if the conditions in ASC 860-10-40-5 were not met.

Beginning August 2019, the Group entered into periodically arrangements with one third-party non-financial institution to transfer the Group’s accounts receivables arising from consumer financing. The transfers of accounts receivables meet the criteria as defined in the ASC 860 and therefore are derecognized in the consolidated balance sheet. In 2019, RMB87,160 consumer accounts receivables financial assets were derecognized through the sales type arrangements. Proceeds from the derecognition were RMB87,160. The investor has no recourse to the Group if the underlying consumers fail to pay amounts contractually on due. No such transaction was recognized in 2020 and 2021.

Inventories

(p)    Inventories

Inventories, consisting of products available for sale, are stated at the lower of cost or net realizable value. The cost of inventory is determined using the identified cost of the specific item. Inventory is written down for damaged goods and slow-moving merchandise, which is dependent upon factors such as historical and forecasted consumer demand, and the sales promotion. Write downs are recorded in cost of revenues in the consolidated statements of comprehensive income (loss). Inventory write-downs of RMB64,245 and RMB469,644 were recognized in the years of 2020 and 2021, respectively.

Property and Equipment, net

2. Summary of Significant Accounting Policies (Continued)

(q)   Property and Equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value (estimated at 5% of cost) over their estimated useful lives on a straight-line basis. Leasehold improvements are depreciated on a straight-line basis over the period of the lease or their estimated useful lives, if shorter. The estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3-5 years
Software	10 years
Transportation equipment	4 years
Office equipment	3-5 years
Leasehold improvements	Shorter of 5 years or lease term

Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of comprehensive income (loss).

Goodwill

(r)    Goodwill

Goodwill represents the excess of the purchase consideration over the acquisition date amounts of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity in a business combination. Goodwill is not amortized but is tested for impairment on December 31 annually, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit, including consideration of the impact of the COVID-19 pandemic. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. Otherwise, no further testing is required.

On January 1, 2020, the Group adopted ASU No. 2017-04, Simplifying the Test for Goodwill Impairment to simplify the test for goodwill impairment by removing Step 2, which was issued by the FASB in January 2017. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step 2 to measure the impairment loss.

Management evaluated the recoverability of goodwill by performing a qualitative assessment before using a two-step impairment test approach at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not that the fair value of each reporting unit is in excess of its carrying amount as of December 31, 2021. Therefore, no impairment loss was recorded for the year ended December 31, 2019, 2020 and 2021.

Impairment of Long-lived Assets other than goodwill

(s)    Impairment of Long-lived Assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2019, 2020 and 2021.

Leases

(t)    Leases

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, Leases, which specifies the accounting for leases. Earlier application is permitted for all entities as of February 25, 2016, the issuance date of the final standard. The Group adopted ASC 842 on January 1, 2019, along with all subsequent ASU clarifications and improvements that are applicable to the Group, to each lease that existed in the years presented in the financial statements, using the modified retrospective transition method and used the commencement date of the leases as the date of initial application. Consequently, financial information and the disclosures required under ASC 842 are provided for dates and years presented in the financial statements.

The Group has applied the practical expedient to not recognize short-term leases with lease terms of one year or less.The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease. However, the Group has no finance leases for any of the periods presented.

The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a right-of-use asset and a lease liability based on the present value of the lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. Variable lease payments not dependent on an index or rate are excluded from the ROU asset and lease liability calculations and are recognized in expense in the period which the obligation for those payments is incurred. As the rate implicit in the Group’s lease is not typically readily available, the Group uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Group could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. The Group’s lease terms may include options to extend or terminate the lease. Such options are accounted for only when it is reasonably certain that the Group will exercise the options. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group accounts for lease and non-lease components separately.

Value Added Taxes

(u)   Value Added Taxes

The Company’s PRC subsidiaries are subject to value added tax (“VAT”). Revenue from sales of second-hand merchandise purchased from individual vendors is subject to VAT at the concession rate of 2% or 3% depending on the sales term. Revenue from sales of new brand merchandise purchased from entities is generally subject to VAT at the rate of 17% prior to May 1, 2018, 16% from May 1, 2018 to March 31, 2019 and 13% since April 1, 2019. Service revenue is subject to VAT at the rate of 6%. The VAT payable is recorded in Accrued expenses and other current liabilities in the consolidated balance sheets.

Revenue

(v)   Revenue

Revenues are generated primarily from merchandise sales, marketplace services and other services.

The Group adopted ASC 606 — “Revenue from Contracts with Customers” for all years presented.Under ASC 606, the Company recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties.

To achieve that core principle, the Group applies the five steps defined under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. The Group allocates the transaction price to each performance obligation based on the relative standalone selling price of the goods or services provided. Revenue is recognized upon the transfer of control of promised goods or services to a customer.

2. Summary of Significant Accounting Policies (Continued)

The Group’s revenue recognition policies effective upon the adoption of ASC 606 are as follows:

Merchandise Sales

The Group presents the revenue generated from its sales of merchandise on a gross basis as the Group has control of the goods and has the ability to direct the use of goods to obtain substantially all the benefits. In making this determination, the Group also assesses whether it is primarily obligated in these transactions, is subject to inventory risk, has latitude in establishing prices, or has met several but not all of these indicators.

Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring products to customers. Consideration from merchandise sales is recorded net of value-added tax, discounts and return allowances. Return allowances of RMB2,345 and RMB117 as of December 31, 2020 and 2021, respectively, which reduce revenue, are estimated based utilizing the most likely amount method based on historical data and updated at the end of each reporting period.

With respect to considerations from merchandise sales, the Group allocates proceeds from merchandise sales among sales of the products, customer loyalty program benefits and coupons with material rights based on relative standalone selling price. Proceeds allocated to sales of goods are recognized as revenue from merchandise sales when the receipt of merchandise is confirmed by the customer, which is the point that the control of the merchandise is transferred to the customer. Proceeds allocated to customer loyalty program benefits and coupons are recorded as deferred revenue.

The Group utilizes delivery service providers to deliver products to its consumers (“shipping activities”) but the delivery service is not considered as a separate obligation as the shipping activities are performed before the consumers obtain control of the products. Therefore, shipping activities are not considered a separate promised service to the consumers but rather are activities to fulfill the Group’s promise to transfer the products and are recorded as fulfillment expenses.

Marketplace and other services

With respect to the marketplace service revenue, the Group does not consider it controls the products before they are transferred to the customer or have the ability to direct the use of the goods and obtain substantially all of their benefits. The Group bears no physical and general inventory risk and has no discretion in establishing price, so it has determined that revenue from its sales of products under these arrangements are marketplace service fees in nature. Revenue is recognized when the Group has fulfilled its selling performance obligations on behalf of the principal in the transaction, which is when the products are accepted by the customer.

The Group recognizes other service revenue when control of promised service is transferred to the customers in an amount of consideration to which the Group expects to be entitled to in exchange for those services.

Contract balances

The timing of revenue recognition, billings and cash collections result in accounts receivable and contract liability (i.e. deferred revenue). Accounts receivable are recognized in the period when the Company has transferred products or provided services to its customers and when its right to consideration is unconditional. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows.

The Group collects cash from end customers before or upon deliveries of products mainly through banks, third party online payment platforms or delivery companies. The cash collected from the customer before the Company has transferred products or provided services, is initially recorded in deferred revenue (a contract liability) in the consolidated balance sheets and subsequently recognized as revenue when the receipt of merchandise is confirmed by the customers, which is the point that the control of the merchandise is transferred to the customer.

2. Summary of Significant Accounting Policies (Continued)

The amounts of revenue recognized during the years ended December 31, 2019, 2020 and 2021 from the opening balance of deferred revenue as of January 1, 2019, 2020 and 2021, was RMB54,948, RMB96,779 and RMB220,496,respectively. The remaining performance obligation is expected to be recognized as revenue within the next 12 months.

The Group has elected the practical expedient not to disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.

Advance from customers

Under marketplace revenue, the Group collects full amount from end customers and only records the net commission fee as revenue at the point of customer acceptance. The amounts that the Group collected in excess of the net commission fee are recorded under advance from customers account in the Group’s consolidated balance sheets.

Customer Loyalty Program

(w)   Customer Loyalty Program

Customers earn loyalty program points from qualified purchases from the Group. The loyalty program points can be used as cash for future purchases from the Group, which will directly reduce the amount paid by the customer. Periods after July, 2020, the loyalty program points expire on one day before the end of the quarter, and are redeemable for a maximum of 100% on the customers’ future purchase amounts. Periods prior to July, 2020, the loyalty program points expire on December 31 of the following year after they are awarded, and are redeemable for a maximum of 30% on the customers’ future purchase amounts. Loyalty program point is considered as a separate performance obligation identified in the contract. Therefore, the sales consideration is allocated to the merchandise and loyalty program points based on the relative standalone selling price of the merchandise and loyalty program points. Consideration allocated to loyalty program point is initially recorded as deferred revenue and recognized as revenues when loyalty program points are used or expire. The Group estimates the relative standalone selling price, including an estimate of the breakage for points that members will never use. The Group reviews the relative standalone selling price of loyalty program point at least annually based upon the latest available information regarding redemption and expiration patterns.

Cost of Revenues

(x)   Cost of Revenues

Cost of revenues primarily consist of cost of merchandise sold and inventory write-downs, repair and maintenance staff payroll and related depreciation and amortization. Payment processing, packaging material and product delivery costs are classified as fulfillment expenses in the consolidated statements of comprehensive income (loss). Inventory write-downs of RMB64,245 and RMB469,644 were recognized in the years of 2020 and 2021, respectively.

Fulfillment Expenses

(y)    Fulfillment Expenses

Fulfillment expenses represent packaging material costs and those costs incurred in shipping and operating and staffing the Group’s fulfillment and customer service centers, including costs attributable to receiving, inspecting, and warehousing inventories; picking, packaging, and preparing customer orders for shipment; and collecting payments from customers and responding to inquiries from customers. Fulfillment expenses also include amounts payable to third parties that assist the Group in payment collections and product deliveries. Shipping costs included in fulfillment expenses were RMB63,247, RMB51,730 and RMB29,083 for the years ended December 31, 2019, 2020 and 2021, respectively.

Marketing Expenses

(z)    Marketing Expenses

Marketing expenses mainly consist of advertising costs, promotion expenses, payroll and related expenses for personnel engaged in marketing activities. Advertising costs, which consist primarily of online and offline advertisements, are expensed when the services are received. The advertising expenses were RMB183,744, RMB119,881and RMB86,714 for the years ended December 31, 2019, 2020 and 2021, respectively.

Technology and Content Development Expenses

(aa)    Technology and Content Development Expenses

Technology and content development expenses mainly consist of technology infrastructure expenses and payroll and related costs for employees involved in application development, category expansion, editorial content production and system support, as well as costs associated with computation, storage and telecommunication infrastructures.

For internal use software, the Group expensed all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platforms. Third-party costs incurred in the application development stage are capitalized and amortized over the estimated useful life.

General and Administrative Expenses

(bb)   General and Administrative Expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, including accounting, finance, tax, legal and human resources, professional fees, credit loss and other general corporate expenses as well as costs associated with the use by these functions of facilities and equipment, such as depreciation and operating lease costs.

Share-based Compensation

(cc)    Share-based Compensation

The Company periodically grants share-based awards, including but not limited to, restricted shares and share options to eligible employees and directors.

Share-based awards granted to the employees before the Group’s IPO are subject to service and performance conditions, and are measured at the grant date fair value of the awards using the graded vesting method, net of estimated forfeitures, if and when the Company considers that it is probable that the performance condition will be achieved. Share-based awards granted to the employees after the Group’s IPO are subject to service conditions, and are measured at the grant date fair value of the awards using straight line method, net of estimated forfeitures.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original awards over the remaining requisite service period after modification.

Share-based compensation in relation to the restricted shares is measured based on the fair market value of the Company’s ordinary shares at the grant date of the award. Prior to IPO, estimation of the fair value of the Company’s ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including discount rate, and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. Share-based compensation in relation to the share options is estimated using the Binominal Option Pricing Model. The determination of the fair value of share options is affected by the share price of the Company’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these awards was determined with the assistance from a valuation report prepared by an independent valuation firm using management’s estimates and assumptions.

Employee Benefits

(dd)   Employee Benefits

The Company’s subsidiaries, the VIEs and the VIEs’ subsidiaries in China participate in a government mandated, multi employer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. For its employees in the PRC, the Group has participated in defined contribution benefit plans and social insurance plans organized by the relevant local governmental authorities. For its employee in Hong Kong, the Group participates in the mandatory provident fund scheme with contributions calculated in accordance with the provisions under the Mandatory Provident Fund Schemes Ordinance (Chapter 485 of the Laws of Hong Kong). The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive income (loss) amounted to RMB75,922, RMB43,747 and RMB40,683 for the years ended December 31, 2019, 2020 and 2021, respectively.

Subsidy Income

(ee)   Subsidy Income

Subsidy income represent amounts granted by local government authorities as an incentive for companies to promote and develop. Subsidy income received by the Group were nonrefundable and were for the purpose of giving immediate incentive with no future costs or obligations are recognized as others in the accompanying consolidated statements of comprehensive income (loss) amounted to RMB54,751, RMB24,324 and RMB20,260 in the Company’s consolidated statements of comprehensive income (loss) for the years ended December 31, 2019, 2020 and 2021, respectively.

Taxation

(ff)    Taxation

Income Tax

Current income taxes are provided on the basis of income (loss) for financial reporting purposes, and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse to the temporary differences between the financial statements’ carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes arising from a change in tax rates is recognized in the consolidated statements of comprehensive income (loss) in the period of change.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of operations and comprehensive income (loss). The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2019, 2020 and 2021, respectively.

Disposal of Subsidiary

(gg)    Disposal of Subsidiary

The Group accounts for the disposal of a subsidiary when it ceases to control the subsidiary’s assets and liabilities. A gain or loss is recognized and measured as the difference between the fair value of consideration received or to be received and the value of assets, liabilities and equity components de-recognized, related to that subsidiary when deconsolidated.

Redeemable Non-controlling Interest

(hh)    Redeemable Non-controlling Interest

The redeemable non-controlling interest was recorded outside of permanent equity on the consolidated balance sheets and initially recorded at the carrying value. The redeemable non-controlling interest is carried at the expected redemption value.

Treasury Shares

(ii)    Treasury Shares

Treasury shares represents ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired share is recorded as treasury share.

Net income (loss) per Share

(jj)    Net income (loss) per Share

Basic net income (loss) per Class A and Class B share is computed by dividing net income (loss) attributable to holders of Class A and Class B ordinary shares, considering the accretions to redemption value of the preferred shares and accretions to redemption value of the redeemable non-controlling interest, by the weighted average number of Class A and Class B ordinary shares outstanding during the year using the two-class method. Under the two-class method, any net income (loss) is allocated between Class A and Class B ordinary shares and other participating securities based on their participating rights. Diluted net income (loss) per share is calculated by dividing net income (loss) attributable to Class A and Class B ordinary shareholders, as adjusted for the accretion and allocation of net income (loss) related to the preferred shares and accretion related to redeemable non-controlling interest, if any, by the weighted average number of Class A and Class B ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares and convertible note, exercise of the warrant using the if-converted method, unvested restricted shares and Class A ordinary shares issuable upon the exercise of outstanding share option (using the treasury stock method). Ordinary equivalent shares are not included in the denominator of the diluted net income (loss) per share calculation when inclusion of such shares would be anti-dilutive.

Statutory Reserves

(kk)    Statutory Reserves

The Group’s subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly foreign owned enterprise have to make appropriations from their after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to non-distributable reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s VIE and VIE’s subsidiaries, registered as Chinese domestic companies, must make appropriations from their after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

2. Summary of Significant Accounting Policies (Continued)

The general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective company. The staff bonus and welfare fund is liability in nature and is restricted to make payment of special bonuses to employees and for the collective welfare of employees. None of these reserves is allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2019, 2020 and 2021, appropriations of RMB908, RMB1,394 and RMB5,877, respectively, were made to the statutory reserve by the Group’s wholly foreign owned PRC subsidiaries, VIEs and VIEs’ subsidiaries.

Segment Reporting

(ll)    Segment Reporting

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Company’s Chief Executive Officer and management personnel do not segregate the Company’s business by product or service lines. All product and service categories are viewed as in one and the only operating segment.

Related parties

(mm)    Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence. Related parties may be individual or corporation entities.

Commitments and Contingencies

(nn)    Commitments and Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Recently issued Accounting Pronouncements

(oo)    Recently issued Accounting Pronouncements

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt – Modifications and Extinguishments (Subtopic 470-50), Compensation – Stock Compensation (Topic 718), and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40). The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Group is currently evaluating the impact of these accounting standard updates on its consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Group is currently evaluating the impact of these accounting standard updates on its consolidated financial statements.